UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

February 28, 2019

GCF-QTLY-0419
1.797941.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.9%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	1,182,399	$67,302
Entertainment - 3.1%
Activision Blizzard, Inc.	4,538,634	191,258
Electronic Arts, Inc. (a)	1,458,629	139,707
Lions Gate Entertainment Corp.:
Class A (b)	94,449	1,459
Class B	81,671	1,200
Live Nation Entertainment, Inc. (a)	1,132,191	64,037
NetEase, Inc. ADR	196,938	43,961
Netflix, Inc. (a)	1,986,121	711,230
Nintendo Co. Ltd.	73,800	20,239
The Walt Disney Co.	1,436,074	162,047
		1,335,138
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	1,501,184	1,691,159
Class C (a)	805,095	901,642
CarGurus, Inc. Class A (a)	50,637	2,164
Facebook, Inc. Class A (a)	7,188,814	1,160,634
Match Group, Inc. (b)	204,450	11,322
Snap, Inc. Class A (a)(b)	4,194,377	41,105
Tencent Holdings Ltd.	1,099,400	47,080
Twitter, Inc. (a)	522,886	16,094
		3,871,200
Media - 0.2%
Comcast Corp. Class A	2,152,014	83,218
Turn, Inc. (Escrow) (a)(c)(d)	984,774	655
		83,873
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	2,605,105	188,115

TOTAL COMMUNICATION SERVICES		5,545,628

CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.0%
Garrett Motion, Inc. (a)(b)	126,490	2,117
Automobiles - 0.8%
Tesla, Inc. (a)(b)	1,137,479	363,857
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	60,896	36,996
Hyatt Hotels Corp. Class A	210,305	15,304
Marriott International, Inc. Class A	117,330	14,698
McDonald's Corp.	375,519	69,035
Planet Fitness, Inc. (a)	329,805	19,386
Sea Ltd. ADR (a)	1,052,200	22,622
Shake Shack, Inc. Class A (a)	160,370	8,843
Starbucks Corp.	2,164,875	152,104
YETI Holdings, Inc. (b)	430,181	10,320
Yum China Holdings, Inc.	1,185,525	49,460
Yum! Brands, Inc.	109,737	10,370
		409,138
Household Durables - 1.0%
iRobot Corp. (a)(b)	1,168,444	146,126
Roku, Inc. (a)	3,579,213	237,266
Roku, Inc. Class A (a)	840,989	55,749
		439,141
Internet & Direct Marketing Retail - 9.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,020,611	186,802
Amazon.com, Inc. (a)	1,615,286	2,648,797
Ctrip.com International Ltd. ADR (a)	466,832	15,933
eBay, Inc.	894,784	33,241
Etsy, Inc. (a)	181,085	12,906
Expedia, Inc.	287,104	35,403
JD.com, Inc. sponsored ADR (a)	3,177,805	88,057
Ocado Group PLC (a)	1,401,700	19,233
The Booking Holdings, Inc. (a)	95,640	162,305
The Honest Co., Inc. (a)(c)(d)	39,835	414
Wayfair LLC Class A (a)(b)	4,170,335	690,941
Zozo, Inc.	216,900	4,079
		3,898,111
Leisure Products - 0.1%
Callaway Golf Co.	1,845,335	31,758
Multiline Retail - 0.4%
Dollar General Corp.	271,141	32,119
Dollar Tree, Inc. (a)	1,037,301	99,923
Ollie's Bargain Outlet Holdings, Inc. (a)	170,056	15,002
Target Corp.	119,512	8,681
		155,725
Specialty Retail - 1.8%
Carvana Co. Class A (a)	457,787	20,536
Five Below, Inc. (a)	89,919	10,822
Home Depot, Inc.	1,855,828	343,588
L Brands, Inc.	131,213	3,430
Lowe's Companies, Inc.	1,425,028	149,756
RH (a)(b)	1,012,464	155,504
TJX Companies, Inc.	1,404,379	72,031
		755,667
Textiles, Apparel & Luxury Goods - 5.8%
adidas AG	2,677,957	650,635
Allbirds, Inc. (c)(d)	61,486	3,372
Canada Goose Holdings, Inc. (a)(b)	1,340,270	76,345
Kering SA	92,184	50,341
lululemon athletica, Inc. (a)(e)	7,170,977	1,078,658
NIKE, Inc. Class B	2,119,329	181,690
Rubius Therapeutics, Inc. (f)	1,865,277	29,621
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,961,136	301,363
Tory Burch LLC:
Class A (c)(d)(g)	950,844	52,953
Class B (c)(d)(g)	324,840	19,034
Under Armour, Inc. Class C (non-vtg.) (a)	738,740	14,834
VF Corp.	375,073	32,766
		2,491,612

TOTAL CONSUMER DISCRETIONARY		8,547,126

CONSUMER STAPLES - 4.4%
Beverages - 2.0%
Fever-Tree Drinks PLC	1,643,836	58,388
Keurig Dr. Pepper, Inc.	4,570,986	114,960
Monster Beverage Corp. (a)	6,117,937	390,508
PepsiCo, Inc.	540,287	62,479
The Coca-Cola Co.	4,901,860	222,250
		848,585
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	819,419	179,240
Kroger Co.	6,376,277	187,016
		366,256
Food Products - 0.3%
Darling International, Inc. (a)	512,900	11,274
Lamb Weston Holdings, Inc.	738,538	51,188
Mondelez International, Inc.	1,048,644	49,454
The Hershey Co.	157,380	17,419
The Kraft Heinz Co.	48,513	1,610
		130,945
Household Products - 0.2%
Church & Dwight Co., Inc.	723,974	47,637
Colgate-Palmolive Co.	316,278	20,833
Kimberly-Clark Corp.	88,194	10,304
		78,774
Personal Products - 0.4%
Coty, Inc. Class A	5,058,346	55,642
Godrej Consumer Products Ltd.	451,576	4,289
Herbalife Nutrition Ltd. (a)	1,573,147	88,254
Unilever NV (Certificaten Van Aandelen) (Bearer)	659,998	35,744
		183,929
Tobacco - 0.7%
Altria Group, Inc.	5,197,385	272,395
JUUL Labs, Inc. Class A (c)(d)	44,067	11,865
Philip Morris International, Inc.	93,005	8,086
		292,346

TOTAL CONSUMER STAPLES		1,900,835

ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,718,476	45,333
Halliburton Co.	268,829	8,250
		53,583
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.	42,654	1,855
Cabot Oil & Gas Corp.	1,920,598	47,285
Concho Resources, Inc.	22,646	2,491
Continental Resources, Inc. (a)	123,205	5,496
Devon Energy Corp.	118,156	3,487
EOG Resources, Inc.	1,579,204	148,445
Hess Corp.	1,529,123	88,460
Noble Energy, Inc.	1,248,234	27,648
Occidental Petroleum Corp.	341,069	22,562
PDC Energy, Inc. (a)	379,258	14,059
Pioneer Natural Resources Co.	417,284	58,816
Range Resources Corp.	1,399,482	14,974
Reliance Industries Ltd.	5,110,680	88,813
Southwestern Energy Co. (a)	600,921	2,542
Valero Energy Corp.	488,692	39,858
		566,791

TOTAL ENERGY		620,374

FINANCIALS - 2.2%
Banks - 0.8%
Bank of America Corp.	1,612,432	46,890
HDFC Bank Ltd. sponsored ADR	1,216,217	122,984
JPMorgan Chase & Co.	1,260,075	131,501
Signature Bank	67,618	9,180
Wells Fargo & Co.	454,006	22,650
		333,205
Capital Markets - 1.1%
BlackRock, Inc. Class A	248,379	110,087
Charles Schwab Corp.	6,140,446	282,522
Edelweiss Financial Services Ltd.	6,867,664	13,257
T. Rowe Price Group, Inc.	369,507	37,110
		442,976
Consumer Finance - 0.3%
American Express Co.	1,123,962	121,096
Discover Financial Services	128,776	9,222
		130,318
Diversified Financial Services - 0.0%
Neon Therapeutics, Inc. (f)	889,854	5,544
Insurance - 0.0%
Hiscox Ltd.	328,100	6,958

TOTAL FINANCIALS		919,001

HEALTH CARE - 18.6%
Biotechnology - 12.5%
AbbVie, Inc.	1,230,282	97,488
ACADIA Pharmaceuticals, Inc. (a)	7,173,764	190,105
Agios Pharmaceuticals, Inc. (a)	2,593,752	168,257
Alexion Pharmaceuticals, Inc. (a)	1,297,668	175,613
Alkermes PLC (a)	5,860,526	194,980
Allakos, Inc. (a)	128,809	5,147
Allogene Therapeutics, Inc. (b)	841,737	26,675
Allogene Therapeutics, Inc.	301,764	9,085
Alnylam Pharmaceuticals, Inc. (a)	5,310,695	451,409
Amgen, Inc.	1,101,600	209,392
AnaptysBio, Inc. (a)	524,068	36,093
Argenx SE ADR (a)	99,939	13,321
Array BioPharma, Inc. (a)	5,210,982	119,540
aTyr Pharma, Inc. (a)(e)	2,171,176	1,042
BeiGene Ltd.	1,759,653	18,763
BeiGene Ltd. ADR (a)	2,250,955	308,493
Biogen, Inc. (a)	324,547	106,455
bluebird bio, Inc. (a)	2,621,026	406,836
Blueprint Medicines Corp. (a)	426,298	35,037
Calyxt, Inc. (a)(e)	1,664,562	26,683
Celgene Corp. (a)	860,952	71,562
Cellectis SA sponsored ADR (a)	821,383	14,686
Cibus Corp. Series C (c)(d)(g)	4,523,810	4,931
Coherus BioSciences, Inc. (a)	1,165,046	16,707
Constellation Pharmaceuticals, Inc. (f)	423,827	4,281
Constellation Pharmaceuticals, Inc.	199,968	2,020
Crinetics Pharmaceuticals, Inc. (a)	206,231	4,929
CytomX Therapeutics, Inc. (a)	937,360	10,517
CytomX Therapeutics, Inc. (a)(f)	794,033	8,909
Denali Therapeutics, Inc. (a)(b)	633,814	13,792
Evelo Biosciences, Inc.	665,338	5,848
Evelo Biosciences, Inc. (f)	909,286	7,993
Exact Sciences Corp. (a)	284,764	25,914
Exelixis, Inc. (a)	9,176,031	205,451
Fate Therapeutics, Inc. (a)	2,844,079	44,680
Five Prime Therapeutics, Inc. (a)	1,444,721	16,730
Global Blood Therapeutics, Inc. (a)	1,554,921	81,633
Heron Therapeutics, Inc. (a)	563,221	14,908
Homology Medicines, Inc. (a)(b)	378,491	11,158
Homology Medicines, Inc. (f)	712,521	21,005
Intellia Therapeutics, Inc. (a)(b)	672,773	10,246
Intercept Pharmaceuticals, Inc. (a)	132,542	13,220
Ionis Pharmaceuticals, Inc. (a)(e)	7,955,230	564,742
Ironwood Pharmaceuticals, Inc. Class A (a)	4,627,346	65,893
Jounce Therapeutics, Inc.(a)	144,933	645
Kaleido Biosciences, Inc.	364,869	4,673
Kaleido Biosciences, Inc. (a)	346,000	4,924
Kiniksa Pharmaceuticals Ltd. (f)	304,279	5,462
Lexicon Pharmaceuticals, Inc. (a)(b)(e)	6,462,926	34,383
Macrogenics, Inc. (a)	406,354	8,127
Mirati Therapeutics, Inc. (a)	262,600	19,117
Moderna, Inc.	5,173,095	105,221
Moderna, Inc. (b)	810,688	18,322
Momenta Pharmaceuticals, Inc. (a)(e)	6,269,735	88,341
Principia Biopharma, Inc.	184,156	6,523
Protagonist Therapeutics, Inc. (a)	809,391	6,491
Prothena Corp. PLC (a)	1,465,302	19,635
Regeneron Pharmaceuticals, Inc. (a)	629,362	271,091
Rigel Pharmaceuticals, Inc. (a)(e)	11,548,659	25,292
Rubius Therapeutics, Inc.	1,327,850	21,086
Sage Therapeutics, Inc. (a)	2,353,788	374,841
Sarepta Therapeutics, Inc. (a)	155,128	22,376
Scholar Rock Holding Corp.	701,371	13,060
Seres Therapeutics, Inc. (a)(e)	1,519,355	9,314
Seres Therapeutics, Inc. (a)(e)(f)	572,827	3,511
Sienna Biopharmaceuticals, Inc. (a)(e)	1,594,625	4,066
Sienna Biopharmaceuticals, Inc. (a)(e)(f)	564,045	1,438
Spark Therapeutics, Inc. (a)	668,438	75,734
Synthorx, Inc.	380,134	7,568
Syros Pharmaceuticals, Inc. (a)(e)	825,511	5,605
Syros Pharmaceuticals, Inc. (a)(e)(f)	938,007	6,369
Translate Bio, Inc. (e)(f)	1,993,527	20,334
Translate Bio, Inc. (e)	450,384	4,594
Ultragenyx Pharmaceutical, Inc. (a)	618,856	39,693
uniQure B.V. (a)	893,629	48,247
UNITY Biotechnology, Inc. (b)(e)	1,043,567	10,436
UNITY Biotechnology, Inc. (e)(f)	1,193,604	11,936
Vertex Pharmaceuticals, Inc. (a)	455,771	86,027
Wuxi Biologics (Cayman), Inc. (a)(f)	4,075,000	38,675
Xencor, Inc. (a)	1,235,376	37,481
Zai Lab Ltd. ADR (a)	1,824,529	52,583
		5,355,390
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	728,436	56,541
Align Technology, Inc. (a)	80,476	20,841
Boston Scientific Corp. (a)	2,084,553	83,632
Danaher Corp.	1,394,217	177,093
DexCom, Inc. (a)	919,289	128,085
Genmark Diagnostics, Inc. (a)	1,441,129	11,082
Insulet Corp. (a)	1,917,255	180,049
Intuitive Surgical, Inc. (a)	483,327	264,675
Novocure Ltd. (a)	3,707,478	199,129
Novocure Ltd. (a)(f)	571,461	30,693
Penumbra, Inc. (a)	1,095,018	146,371
Presbia PLC (a)(e)	1,243,602	731
Wright Medical Group NV (a)	370,865	11,612
		1,310,534
Health Care Providers & Services - 0.8%
Centene Corp. (a)	355,697	21,658
G1 Therapeutics, Inc. (a)	339,086	6,260
Humana, Inc.	60,621	17,279
Laboratory Corp. of America Holdings (a)	111,694	16,558
Notre Dame Intermedica Participacoes SA	1,511,700	13,370
OptiNose, Inc. (a)(e)	1,579,521	11,720
OptiNose, Inc. (e)(f)	992,571	7,365
UnitedHealth Group, Inc.	1,106,649	268,053
		362,263
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	2,077,484	6,627
Teladoc Health, Inc. (a)(b)	379,039	24,395
		31,022
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	48,259	15,094
Thermo Fisher Scientific, Inc.	149,422	38,785
		53,879
Pharmaceuticals - 2.0%
Adimab LLC (a)(c)(d)(g)	3,162,765	132,868
Akcea Therapeutics, Inc. (a)(b)(e)	5,391,155	183,461
Bristol-Myers Squibb Co.	979,618	50,607
Intra-Cellular Therapies, Inc. (a)(e)	3,728,852	50,787
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	178,600	1,918
Kolltan Pharmaceuticals, Inc. rights (a)(d)	7,940,644	0
MyoKardia, Inc. (a)	1,610,483	72,230
Nektar Therapeutics (a)	5,915,920	239,831
Rhythm Pharmaceuticals, Inc. (a)	441,981	12,676
RPI International Holdings LP (a)(c)(d)	130,847	20,297
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	2,520
The Medicines Company (a)	1,932,738	47,681
Theravance Biopharma, Inc. (a)	1,528,651	37,100
		851,976

TOTAL HEALTH CARE		7,965,064

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	418,607	129,521
Northrop Grumman Corp.	54,566	15,822
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	77,787
The Boeing Co.	686,765	302,149
United Technologies Corp.	418,613	52,607
		577,886
Air Freight & Logistics - 0.2%
FedEx Corp.	81,960	14,835
United Parcel Service, Inc. Class B	856,244	94,358
		109,193
Airlines - 1.1%
Azul SA sponsored ADR (a)	436,776	13,003
Delta Air Lines, Inc.	712,870	35,344
JetBlue Airways Corp. (a)	4,306,171	71,913
Ryanair Holdings PLC sponsored ADR (a)	453,263	33,786
Southwest Airlines Co.	1,984,047	111,186
Spirit Airlines, Inc. (a)	405,817	22,827
United Continental Holdings, Inc. (a)	552,955	48,555
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(g)	6,703,518	10,055
Series C (a)(c)(d)(g)	3,466,281	5,199
Wizz Air Holdings PLC (a)(f)	2,702,884	109,019
		460,887
Building Products - 0.1%
Resideo Technologies, Inc. (a)	2,271,354	58,374
Electrical Equipment - 0.3%
AMETEK, Inc.	23,106	1,839
Eaton Corp. PLC	280,445	22,371
Emerson Electric Co.	457,536	31,181
Fortive Corp.	790,968	64,519
		119,910
Industrial Conglomerates - 0.8%
3M Co.	385,608	79,971
General Electric Co.	4,130,065	42,911
Honeywell International, Inc.	1,356,785	209,040
		331,922
Machinery - 0.8%
Aumann AG (b)(f)	18,974	546
Caterpillar, Inc.	821,776	112,863
Deere & Co.	444,956	72,991
Illinois Tool Works, Inc.	273,993	39,477
Ingersoll-Rand PLC	124,991	13,194
Wabtec Corp.	21,644	1,586
Xylem, Inc.	1,176,874	88,913
		329,570
Professional Services - 0.0%
CoStar Group, Inc. (a)	25,450	11,644
Road & Rail - 0.5%
Union Pacific Corp.	1,188,139	199,251

TOTAL INDUSTRIALS		2,198,637

INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	145,590	41,530
Infinera Corp. (a)(e)	12,920,964	66,026
NETGEAR, Inc. (a)(e)	2,036,438	73,006
Nokia Corp. sponsored ADR (b)	5,881,968	35,821
Quantenna Communications, Inc. (a)	75,100	1,363
		217,746
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc. (e)	5,550,556	24,034
Cognex Corp.	49,977	2,669
IPG Photonics Corp. (a)	16,699	2,589
TE Connectivity Ltd.	82,810	6,798
Trimble, Inc. (a)	1,640,932	65,654
		101,744
Internet Software & Services - 0.1%
Farfetch Ltd. Class A	1,032,888	25,306
IT Services - 6.2%
Actua Corp. (d)(e)	1,753,177	1,122
Cognizant Technology Solutions Corp. Class A	877,404	62,278
Elastic NV (b)	40,957	3,709
IBM Corp.	83,978	11,600
MasterCard, Inc. Class A	2,102,240	472,520
MongoDB, Inc. (a)	956,702	97,163
MongoDB, Inc. Class A (a)	41,651	4,230
Okta, Inc. (a)	182,712	15,509
PayPal Holdings, Inc. (a)	5,239,175	513,806
Shopify, Inc. Class A (a)	3,224,396	610,796
Square, Inc. (a)	2,899,753	235,576
Visa, Inc. Class A	3,745,035	554,715
Wix.com Ltd. (a)	506,436	55,328
		2,638,352
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	8,494,051	199,865
Applied Materials, Inc.	309,787	11,877
ASML Holding NV	328,287	60,034
Broadcom, Inc.	219,513	60,445
Cirrus Logic, Inc. (a)	784,181	31,469
Cree, Inc. (a)	1,155,680	62,881
Intel Corp.	73,904	3,914
KLA-Tencor Corp.	217,377	25,105
Marvell Technology Group Ltd.	1,415,525	28,240
Micron Technology, Inc. (a)	591,027	24,161
NVIDIA Corp.	12,528,461	1,932,640
Silicon Laboratories, Inc. (a)(e)	3,231,534	261,819
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,133,625	44,268
Texas Instruments, Inc.	1,504,080	159,102
Xilinx, Inc.	320,562	40,166
		2,945,986
Software - 13.7%
2U, Inc. (a)	711,622	52,447
Adobe, Inc. (a)	1,539,020	403,993
Aspen Technology, Inc. (a)	206,576	20,804
Atlassian Corp. PLC (a)	419,725	45,112
Autodesk, Inc. (a)	1,414,564	230,588
Avalara, Inc.	60,050	3,135
Black Knight, Inc. (a)	494,876	25,857
Cadence Design Systems, Inc. (a)	277,581	15,892
Coupa Software, Inc. (a)	363,131	34,203
DocuSign, Inc.	60,464	3,335
Domo, Inc. (f)	199,393	6,917
HubSpot, Inc. (a)	1,559,086	262,519
Intuit, Inc.	506,745	125,232
Microsoft Corp.	12,420,913	1,391,515
New Relic, Inc. (a)	216,502	22,895
Nutanix, Inc.:
Class A (a)	7,504,181	375,884
Class B (a)(f)	1,151,309	57,669
Oracle Corp.	923,995	48,168
Parametric Technology Corp. (a)	1,823,456	169,253
Paylocity Holding Corp. (a)	118,073	10,340
Pluralsight, Inc. (b)	232,609	7,562
Proofpoint, Inc. (a)	428,634	50,617
Q2 Holdings, Inc. (a)	215,230	14,812
Red Hat, Inc. (a)	3,203,979	585,047
RingCentral, Inc. (a)	54,997	5,791
Salesforce.com, Inc. (a)	9,856,330	1,612,988
Smartsheet, Inc.	75,100	2,872
Tenable Holdings, Inc.	78,499	2,448
Zendesk, Inc. (a)	2,011,648	158,960
Zscaler, Inc. (a)(b)	2,802,577	139,232
		5,886,087
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	10,502,577	1,818,521
NetApp, Inc.	333,117	21,719
Pure Storage, Inc. Class A (a)	8,713,442	178,451
Samsung Electronics Co. Ltd.	962,745	38,578
		2,057,269

TOTAL INFORMATION TECHNOLOGY		13,872,490

MATERIALS - 0.4%
Chemicals - 0.3%
CF Industries Holdings, Inc.	1,278,090	53,935
DowDuPont, Inc.	710,769	37,834
LG Chemical Ltd.	113,317	39,316
The Mosaic Co.	247,760	7,747
		138,832
Metals & Mining - 0.1%
Barrick Gold Corp. (Canada)	1,605,900	20,258

TOTAL MATERIALS		159,090

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	673,716	118,675
Ant International Co. Ltd. Class C (c)(d)	1,658,265	10,497
		129,172
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (f)	210,300	15,261
TOTAL COMMON STOCKS
(Cost $18,743,516)		41,872,678

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.0%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	895
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(g)	61,485	9,972
Neutron Holdings, Inc. Series D (c)(d)	17,893,728	4,339
Topgolf International, Inc. Series F (a)(c)(d)	819,532	10,359
		24,670
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	384,303	8,334
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	3,593
Series D (a)(c)(d)	69,363	3,174
		15,101
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	2,549,928	36,821
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	24,267	1,331
Series B (c)(d)	4,263	234
Series C (c)(d)	40,746	2,234
ORIC Pharmaceuticals, Inc. Series C (a)(c)(d)	1,416,666	4,222
		8,021
TOTAL CONSUMER DISCRETIONARY		84,613
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc. Series H (c)(d)	705,259	9,197
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	1,060,308	5,757
Tobacco - 0.0%
JUUL Labs, Inc. Series E (c)(d)	22,033	5,932
TOTAL CONSUMER STAPLES		20,886
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	863,631	8,099
HEALTH CARE - 0.7%
Biotechnology - 0.5%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,505,940	31,901
Series D (c)(d)	364,100	4,635
23andMe, Inc. Series F (a)(c)(d)	590,383	11,406
Axcella Health, Inc.:
Series C (a)(c)(d)	536,592	5,994
Series E (c)(d)	366,851	4,098
BioNTech AG Series A (a)(c)(d)	114,025	32,925
Fulcrum Therapeutics, Inc. Series B (c)(d)	2,308,437	4,340
Generation Bio Series B (c)(d)	831,800	7,561
Immunocore Ltd. Series A (a)(c)(d)	67,323	8,694
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	42,519
Series DD (a)(c)(d)	1,543,687	62,427
		216,500
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (a)(c)	443,695	6,789
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	19,942
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,141
Series B 8.00% (a)(c)(d)	1,917,058	6,959
Series C, 8.00% (a)(c)(d)	2,688,186	9,758
		18,858
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	16,803	7,069
Harmony Biosciences II, Inc. Series A (a)(c)(d)	10,934,380	10,934
Nohla Therapeutics, Inc. Series B (c)(d)	9,124,200	0
		18,003
TOTAL HEALTH CARE		280,092
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	40,227
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	24,966
TOTAL INDUSTRIALS		65,193
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	14,113
Series C (a)(c)(d)	5,234,614	7,485
		21,598
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	891
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	344
		1,235
Software - 0.9%
Bird Rides, Inc. Series C (c)(d)	348,328	4,091
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	2,229,826	24,528
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	40,551
Lyft, Inc. Series I (c)(d)	772,439	38,390
Outset Medical, Inc.:
Series C (a)(c)(d)	1,244,716	3,871
Series D (c)(d)	1,525,901	4,746
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	28,286
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	4,770,180	232,642
Series E, 8.00% (a)(c)(d)	209,216	10,203
		387,308
TOTAL INFORMATION TECHNOLOGY		410,141

TOTAL CONVERTIBLE PREFERRED STOCKS		869,919

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	13,038	715
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,376,900	19,731
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	3,367,200	31,582
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	464,607	3,062
Class B (c)(d)	336,308	2,216
		5,278
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	46,864	19,715
TOTAL HEALTH CARE		24,993

TOTAL NONCONVERTIBLE PREFERRED STOCKS		77,021

TOTAL PREFERRED STOCKS
(Cost $663,748)		946,940
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21(c)(d)
(Cost $13,682)	13,682	13,693
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.44% (h)	56,441,819	56,453
Fidelity Securities Lending Cash Central Fund 2.45% (h)(i)	1,016,226,184	1,016,328
TOTAL MONEY MARKET FUNDS
(Cost $1,072,772)		1,072,781
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $20,493,718)		43,906,092
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(1,023,871)
NET ASSETS - 100%		$42,882,221

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,259,247,000 or 2.9% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $392,548,000 or 0.9% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
10X Genomics, Inc. Series D	4/10/18	$3,484
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Agbiome LLC Series C	6/29/18	$6,716
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc.	10/9/18	$715
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppNexus, Inc. Series E (Escrow)	8/1/14	$1,665
Axcella Health, Inc. Series C	8/11/17	$5,409
Axcella Health, Inc. Series E	11/30/18	$4,098
BioNTech AG Series A	12/29/17	$24,972
Bird Rides, Inc. Series C	12/21/18	$4,091
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Cibus Corp. Series C	2/16/18	$9,500
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$17,559
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Fulcrum Therapeutics, Inc. Series B	8/24/18	$4,617
Generation Bio Series B	2/21/18	$7,607
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$7,899
JUUL Labs, Inc. Series E	7/6/18	$3,949
Lyft, Inc. Series I	6/27/18	$36,578
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$8,439
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neutron Holdings, Inc. Series D	1/25/19	$4,339
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
Outset Medical, Inc. Series C	4/19/17	$3,226
Outset Medical, Inc. Series D	8/20/18	$4,746
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Shockwave Medical, Inc. Series C	9/27/17	$5,467
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Sweetgreen, Inc. Series H	11/9/18	$9,197
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. (Escrow)	4/11/17	$591
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	$10,815
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140
Yumanity Holdings LLC Class B	6/19/18	$2,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$371
Fidelity Securities Lending Cash Central Fund	2,399
Total	$2,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$138,324	$--	$1,409	$--	$1,040	$52,150	$--
Actua Corp.	1,135	--	13	--	13	(13)	1,122
Akcea Therapeutics, Inc.	177,899	6,479	1,823	--	1,324	(418)	183,461
Alkermes PLC	291,143	--	69,967	--	(29,856)	3,660	--
Alnylam Pharmaceuticals, Inc.	411,703	23,397	4,280	--	2,294	18,295	--
Arlo Technologies, Inc.	43,020	67	16,018	--	(34,223)	(22,774)	24,034
aTyr Pharma, Inc.	1,353	--	13	--	(110)	(188)	1,042
Calyxt, Inc.	19,399	--	197	--	42	7,439	26,683
Infinera Corp.	56,075	302	599	--	(64)	10,312	66,026
Intra-Cellular Therapies, Inc.	54,509	--	503	--	(170)	(3,049)	50,787
Ionis Pharmaceuticals, Inc.	465,471	3,362	4,934	--	3,381	97,462	564,742
Lexicon Pharmaceuticals, Inc.	53,573	1,155	1,763	--	(1,637)	(16,945)	34,383
lululemon athletica, Inc.	959,027	2,756	10,516	--	9,216	118,175	1,078,658
Momenta Pharmaceuticals, Inc.	60,109	14,444	785	--	(12)	14,585	88,341
NETGEAR, Inc.	130,806	512	12,182	--	(2,564)	10,396	73,006
OptiNose, Inc.	10,454	2,156	128	--	(19)	(743)	11,720
OptiNose, Inc.	7,812	--	--	--	--	(447)	7,365
Presbia PLC	888	--	6	--	(38)	(113)	731
Rigel Pharmaceuticals, Inc.	32,270	698	297	--	31	(7,410)	25,292
Seres Therapeutics, Inc.	12,834	--	88	--	(34)	(3,398)	9,314
Seres Therapeutics, Inc.	4,783	--	--	--	--	(1,272)	3,511
Sienna Biopharmaceuticals, Inc.	8,483	2,415	30	--	(33)	(6,769)	4,066
Sienna Biopharmaceuticals, Inc.	5,702	--	--	--	--	(4,264)	1,438
Silicon Laboratories, Inc.	279,754	12,006	5,621	--	1,087	(25,407)	261,819
Syros Pharmaceuticals, Inc.	8,321	788	3,069	--	(3,693)	3,258	5,605
Syros Pharmaceuticals, Inc.	6,388	--	--	--	--	(19)	6,369
Translate Bio, Inc.	--	--	--	--	--	2,373	20,334
Translate Bio, Inc.	3,037	264	35	--	7	1,321	4,594
Translate Bio, Inc.	13,693	--	--	--	--	4,268	--
UNITY Biotechnology, Inc.	8,762	5,359	143	--	36	(3,578)	10,436
UNITY Biotechnology, Inc.	15,350	--	--	--	--	(3,414)	11,936
Total	$3,282,077	$76,160	$134,419	$--	$(53,982)	$243,473	$2,576,815

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$5,546,523	$5,477,654	$67,319	$1,550
Consumer Discretionary	8,632,454	8,471,353	--	161,101
Consumer Staples	1,921,721	1,853,226	35,744	32,751
Energy	640,105	640,105	--	--
Financials	958,682	950,583	--	8,099
Health Care	8,270,149	7,685,469	125,768	458,912
Industrials	2,263,830	2,105,596	--	158,234
Information Technology	14,282,631	13,871,368	--	411,263
Materials	159,090	159,090	--	--
Real Estate	129,172	118,675	--	10,497
Utilities	15,261	15,261	--	--
Preferred Securities	13,693	--	--	13,693
Money Market Funds	1,072,781	1,072,781	--	--
Total Investments in Securities:	$43,906,092	$42,421,161	$228,831	$1,256,100

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$589,961
Net Realized Gain (Loss) on Investment Securities	22
Net Unrealized Gain (Loss) on Investment Securities	(67,003)
Cost of Purchases	37
Proceeds of Sales	(58,004)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,101)
Ending Balance	$458,912
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$(10,635)
Other Investments in Securities
Beginning Balance	$740,119
Net Realized Gain (Loss) on Investment Securities	30
Net Unrealized Gain (Loss) on Investment Securities	45,787
Cost of Purchases	24,061
Proceeds of Sales	(12,809)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$797,188
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$45,787

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Preferred Securities	$13,693	Market Approach	Transaction price	$100.00	Increase
Equities	$1,242,407	Recovery Value	Recovery Value	0.0% - 1.0% / 0.7%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.8 - 11.7 / 4.2	Increase
			Transaction price	$1.00 - $411.85 / $169.48	Increase
			Liquidity preference	$14.90 - $45.76 / $22.50	Increase
			Discount rate	2.8% - 76.0% / 39.6%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 14.4%	Decrease
			Proxy discount	0.6% - 26.8% / 7.1%	Decrease
			Premium rate	6.0%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	2.0%	Increase
		Market Approach	Transaction price	$0.24 - $269.25 / $71.25	Increase
			Conversion ratio	1.6	Increase
		Discount cash flow	Discount rate	8.0% - 25.0% / 11.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	3.0% - 3.5% / 3.5%	Increase
			Probablity rate	6.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

February 28, 2019

NMF-QTLY-0419
1.797943.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	794,000	$45,194
Entertainment - 0.4%
Trion World, Inc. (a)(b)(c)	1,062,359	0
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,761,973	11,023
		11,023
Media - 2.1%
Comcast Corp. Class A	1,727,200	66,791

TOTAL COMMUNICATION SERVICES		123,008

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 1.0%
Fiat Chrysler Automobiles NV	1,532,200	22,569
Tesla, Inc. (a)	24,600	7,869
		30,438
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	1,571,300	47,610
Del Frisco's Restaurant Group, Inc. (a)	640,600	5,426
Drive Shack, Inc. (a)	2,114,780	9,326
U.S. Foods Holding Corp. (a)	732,600	25,817
Wynn Resorts Ltd.	61,100	7,732
		95,911
Household Durables - 1.9%
D.R. Horton, Inc.	550,700	21,417
Newell Brands, Inc. (e)	550,700	8,938
NVR, Inc. (a)	5,100	13,362
Toll Brothers, Inc.	474,813	16,903
		60,620
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(f)	66,000	2,241
Multiline Retail - 1.1%
Dollar General Corp.	207,500	24,580
Dollar Tree, Inc. (a)	102,500	9,874
		34,454
Specialty Retail - 2.3%
AutoZone, Inc. (a)	31,700	29,765
Tiffany & Co., Inc.	156,900	14,912
TJX Companies, Inc.	530,000	27,184
		71,861
Textiles, Apparel & Luxury Goods - 2.4%
Allbirds, Inc. (b)(c)	4,447	244
Brunello Cucinelli SpA	822,600	32,047
PVH Corp.	141,600	16,261
Tapestry, Inc.	445,300	15,559
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	475,000	10,711
		74,822

TOTAL CONSUMER DISCRETIONARY		370,347

CONSUMER STAPLES - 8.9%
Beverages - 0.3%
Diageo PLC sponsored ADR	60,400	9,349
Food & Staples Retailing - 2.0%
Walmart, Inc.	646,600	64,007
Food Products - 1.2%
Amira Nature Foods Ltd. (a)(e)	1,082,352	1,115
Greencore Group PLC	5,662,061	14,719
The Hershey Co.	185,200	20,498
		36,332
Household Products - 2.9%
Kimberly-Clark Corp.	197,100	23,027
Procter & Gamble Co.	573,500	56,518
Reckitt Benckiser Group PLC	164,900	12,594
		92,139
Personal Products - 0.7%
Coty, Inc. Class A	768,300	8,451
Unilever NV (Certificaten Van Aandelen) (Bearer)	235,800	12,770
		21,221
Tobacco - 1.8%
Altria Group, Inc.	786,100	41,200
British American Tobacco PLC sponsored ADR	419,200	15,401
		56,601

TOTAL CONSUMER STAPLES		279,649

ENERGY - 11.9%
Energy Equipment & Services - 1.5%
Borr Drilling Ltd. (a)	4,401,703	12,037
Oceaneering International, Inc. (a)	588,652	9,095
Odfjell Drilling Ltd.	4,699,224	14,032
Pacific Drilling SA (a)	400,574	6,129
Pacific Drilling SA	23,209	355
TechnipFMC PLC	325,600	7,258
		48,906
Oil, Gas & Consumable Fuels - 10.4%
BP PLC sponsored ADR	742,900	31,685
Cabot Oil & Gas Corp.	676,300	16,651
Cheniere Energy, Inc. (a)	239,300	15,423
Cimarex Energy Co.	110,600	7,953
ConocoPhillips Co.	664,300	45,073
Denbury Resources, Inc. (a)(e)	1,736,700	3,334
Diamondback Energy, Inc.	99,800	10,272
Exxon Mobil Corp.	1,275,400	100,795
GasLog Ltd.	472,841	7,622
Golar LNG Ltd.	717,100	14,801
Kosmos Energy Ltd.	2,934,000	18,778
Legacy Reserves, Inc. (a)(e)(g)	5,606,520	6,728
The Williams Companies, Inc.	1,117,997	29,839
Valero Energy Corp.	218,000	17,780
		326,734

TOTAL ENERGY		375,640

FINANCIALS - 19.1%
Banks - 5.3%
Bank of America Corp.	2,915,600	84,786
First Republic Bank	166,500	17,479
HDFC Bank Ltd. sponsored ADR	152,300	15,401
Metro Bank PLC (a)(e)	327,930	3,869
PNC Financial Services Group, Inc.	168,300	21,209
Republic First Bancorp, Inc. (a)	933,900	5,977
SunTrust Banks, Inc.	296,412	19,228
		167,949
Capital Markets - 1.3%
The NASDAQ OMX Group, Inc.	204,200	18,699
TPG Specialty Lending, Inc.	1,089,586	21,944
		40,643
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	313,600	63,128
Focus Financial Partners, Inc. Class A	194,200	7,350
		70,478
Insurance - 8.1%
American International Group, Inc.	1,412,700	61,029
Arch Capital Group Ltd. (a)	924,600	30,207
Beazley PLC	1,192,000	8,656
Chubb Ltd.	309,709	41,470
First American Financial Corp.	271,800	13,805
FNF Group	657,300	23,065
Hiscox Ltd.	478,900	10,157
Marsh & McLennan Companies, Inc.	193,500	17,999
MetLife, Inc.	617,000	27,882
The Travelers Companies, Inc.	157,400	20,920
		255,190
Thrifts & Mortgage Finance - 2.1%
Housing Development Finance Corp. Ltd.	425,968	11,071
LIC Housing Finance Ltd.	320,405	2,151
MGIC Investment Corp. (a)	1,213,634	15,753
Radian Group, Inc.	1,774,923	36,137
		65,112

TOTAL FINANCIALS		599,372

HEALTH CARE - 11.1%
Biotechnology - 1.9%
Amgen, Inc.	231,400	43,985
Celgene Corp. (a)	187,200	15,560
		59,545
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	117,000	29,108
Boston Scientific Corp. (a)	649,500	26,058
Danaher Corp.	182,200	23,143
		78,309
Health Care Providers & Services - 3.8%
Covetrus, Inc. (a)	116,480	4,168
Henry Schein, Inc. (a)	291,200	17,268
National Vision Holdings, Inc. (a)	385,600	12,956
Notre Dame Intermedica Participacoes SA	1,052,460	9,308
Premier, Inc. (a)	239,400	8,757
UnitedHealth Group, Inc.	190,100	46,046
Universal Health Services, Inc. Class B	154,000	21,380
		119,883
Health Care Technology - 0.4%
Cerner Corp. (a)	231,200	12,936
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	180,300	14,323
Bruker Corp.	318,900	12,185
		26,508
Pharmaceuticals - 1.7%
Amneal Pharmaceuticals, Inc. (a)(e)	488,400	6,608
Catalent, Inc. (a)	248,493	10,740
GlaxoSmithKline PLC	180	4
Perrigo Co. PLC	294,100	14,323
Prestige Brands Holdings, Inc. (a)	300,000	8,778
Roche Holding AG (participation certificate)	42,220	11,717
		52,170

TOTAL HEALTH CARE		349,351

INDUSTRIALS - 12.5%
Aerospace & Defense - 4.9%
General Dynamics Corp.	239,300	40,734
Huntington Ingalls Industries, Inc.	76,500	16,020
KEYW Holding Corp. (a)(e)	1,868,837	13,829
Kratos Defense & Security Solutions, Inc. (a)	1,140,600	19,607
Northrop Grumman Corp.	142,700	41,377
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	58,589	10,898
Class C (a)(b)(c)	818	152
Teledyne Technologies, Inc. (a)	46,800	11,047
		153,664
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	283,900	13,386
Stericycle, Inc. (a)	125,800	5,608
U.S. Ecology, Inc.	193,056	11,078
		30,072
Electrical Equipment - 0.4%
Melrose Industries PLC	5,820,928	13,426
Industrial Conglomerates - 3.8%
General Electric Co.	11,611,200	120,638
Machinery - 1.3%
Aumann AG (e)(h)	87,886	2,529
Donaldson Co., Inc.	284,400	14,672
Pentair PLC	160,200	6,815
Rational AG	21,024	13,774
Wabtec Corp.	62,363	4,569
		42,359
Marine - 0.5%
Goodbulk Ltd. (c)	959,290	15,531
Trading Companies & Distributors - 0.6%
Bunzl PLC	549,119	17,283

TOTAL INDUSTRIALS		392,973

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,429,900	74,026
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	280,182	26,329
Keysight Technologies, Inc. (a)	290,000	24,479
		50,808
IT Services - 2.4%
Akamai Technologies, Inc. (a)	245,400	17,095
First Data Corp. Class A (a)	1,031,062	25,921
Leidos Holdings, Inc.	340,800	22,012
Science Applications International Corp.	123,900	9,255
		74,283
Software - 1.1%
Black Knight, Inc. (a)	690,649	36,086

TOTAL INFORMATION TECHNOLOGY		235,203

MATERIALS - 2.4%
Chemicals - 1.4%
International Flavors & Fragrances, Inc.	147,000	18,743
LG Chemical Ltd.	20,430	7,088
Nutrien Ltd.	205,920	11,209
Olin Corp.	328,500	8,495
		45,535
Metals & Mining - 1.0%
Franco-Nevada Corp.	143,800	10,833
Newcrest Mining Ltd.	541,982	9,350
Novagold Resources, Inc. (a)(e)	2,588,380	10,267
		30,450

TOTAL MATERIALS		75,985

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Cousins Properties, Inc.	901,553	8,583
Crown Castle International Corp.	78,200	9,286
Healthcare Trust of America, Inc.	274,800	7,829
Spirit MTA REIT	190,380	1,399
Spirit Realty Capital, Inc.	380,760	14,713
VEREIT, Inc.	471,400	3,757
		45,567
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (e)	221,500	3,012

TOTAL REAL ESTATE		48,579

UTILITIES - 6.0%
Electric Utilities - 6.0%
Alliant Energy Corp.	409,800	18,798
Duke Energy Corp.	629,600	56,450
Exelon Corp.	454,100	22,065
IDACORP, Inc.	260,800	25,665
OGE Energy Corp.	265,200	11,276
Southern Co.	500,000	24,845
Xcel Energy, Inc.	557,200	30,568
		189,667
TOTAL COMMON STOCKS
(Cost $2,621,670)		3,039,774

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.7%
Leisure Products - 0.5%
Peloton Interactive, Inc.:
Series E (a)(b)(c)	923,284	13,332
Series F (b)(c)	298,932	4,317
		17,649
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (b)(c)	1,755	96
Series B (b)(c)	308	17
Series C (b)(c)	2,947	162
Bolt Threads, Inc. Series D (a)(b)(c)	390,327	5,297
		5,572
TOTAL CONSUMER DISCRETIONARY		23,221
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (b)(c)	658,083	6,759
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(b)(c)	7,570	1,408
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Lyft, Inc.:
Series H (a)(b)(c)	143,083	7,111
Series I (b)(c)	151,561	7,533
		14,644

TOTAL CONVERTIBLE PREFERRED STOCKS		46,032

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	943	52
TOTAL PREFERRED STOCKS
(Cost $36,550)		46,084
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(i)(j)	474	0
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (h)(j)	179	184
TOTAL CORPORATE BONDS
(Cost $656)		184
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $8,368)	8,367,654	4,262

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 2.44% (k)	55,397,358	55,408
Fidelity Securities Lending Cash Central Fund 2.45% (k)(l)	46,091,058	46,096
TOTAL MONEY MARKET FUNDS
(Cost $101,501)		101,504
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,768,745)		3,191,808
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(45,836)
NET ASSETS - 100%		$3,145,972

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,904,000 or 2.4% of net assets.

 (c) Level 3 security

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Affiliated company

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,713,000 or 0.1% of net assets.

 (i) Non-income producing - Security is in default.

 (j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc.	10/9/18	$52
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Bolt Threads, Inc. Series D	12/13/17	$6,261
Butterfly Network, Inc. Series D	5/4/18	$6,759
Lyft, Inc. Series H	11/22/17	$5,687
Lyft, Inc. Series I	6/27/18	$7,177
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Peloton Interactive, Inc. Series F	8/30/18	$4,317
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$473
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$8,368
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$504
Fidelity Securities Lending Cash Central Fund	142
Total	$646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Legacy Reserves, Inc.	$12,054	$--	$--	$--	$--	$(5,326)	$6,728
Total	$12,054	$--	$--	$--	$--	$(5,326)	$6,728

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$123,008	$111,985	$--	$11,023
Consumer Discretionary	393,620	367,862	--	25,758
Consumer Staples	279,649	254,285	25,364	--
Energy	375,640	375,640	--	--
Financials	599,372	599,372	--	--
Health Care	356,110	337,630	11,721	6,759
Industrials	394,381	366,392	--	27,989
Information Technology	249,847	235,203	--	14,644
Materials	75,985	75,985	--	--
Real Estate	48,579	48,579	--	--
Utilities	189,667	189,667	--	--
Corporate Bonds	184	--	184	--
Other	4,262	--	--	4,262
Money Market Funds	101,504	101,504	--	--
Total Investments in Securities:	$3,191,808	$3,064,104	$37,269	$90,435

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$88,297
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,065
Cost of Purchases	73
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$90,435
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$2,065

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Equities	$70,642	Recovery value	Recovery value	0.0%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.4 - 9.4 / 3.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.6	Increase
			Discount rate	9.0% - 30.0% / 21.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0% - 96.0% / 70.4%	Increase
		Market approach	Transaction price	$10.27 - $186.00 / $71.39	Increase
Other	$4,262	Discount cash flow	Discount rate	17.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

February 28, 2019

FEG-QTLY-0419
1.797938.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.7%
Entertainment - 3.2%
Electronic Arts, Inc. (a)	153,500	$14,702
Live Nation Entertainment, Inc. (a)	556,935	31,500
Take-Two Interactive Software, Inc. (a)	433,830	37,856
		84,058
Interactive Media & Services - 0.5%
TripAdvisor, Inc. (a)	257,663	13,700

TOTAL COMMUNICATION SERVICES		97,758

CONSUMER DISCRETIONARY - 12.2%
Distributors - 0.9%
Pool Corp.	143,800	22,942
Diversified Consumer Services - 1.4%
Service Corp. International	875,000	36,173
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	105,000	26,349
Planet Fitness, Inc. (a)	115,800	6,807
		33,156
Internet & Direct Marketing Retail - 0.9%
GrubHub, Inc. (a)(b)	281,633	22,976
Multiline Retail - 1.9%
Dollar General Corp.	414,000	49,042
Specialty Retail - 3.6%
Best Buy Co., Inc.	84,100	5,789
Burlington Stores, Inc. (a)	105,250	17,865
Ross Stores, Inc.	510,200	48,382
Ulta Beauty, Inc. (a)	72,860	22,768
		94,804
Textiles, Apparel & Luxury Goods - 2.3%
Carter's, Inc.	217,100	21,154
Deckers Outdoor Corp. (a)	9,200	1,361
VF Corp.	430,000	37,565
		60,080

TOTAL CONSUMER DISCRETIONARY		319,173

CONSUMER STAPLES - 4.3%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	445,000	22,023
Monster Beverage Corp. (a)	101,861	6,502
		28,525
Food Products - 1.3%
Lamb Weston Holdings, Inc.	42,145	2,921
The Hershey Co.	274,000	30,326
		33,247
Household Products - 1.1%
Clorox Co.	179,900	28,430
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	36,000	5,650
Herbalife Nutrition Ltd. (a)	278,000	15,596
		21,246

TOTAL CONSUMER STAPLES		111,448

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Marathon Petroleum Corp.	170,000	10,542
FINANCIALS - 6.8%
Banks - 1.9%
Citizens Financial Group, Inc.	1,055,000	38,972
Huntington Bancshares, Inc.	680,000	9,799
		48,771
Capital Markets - 4.5%
MarketAxess Holdings, Inc.	91,190	22,239
Moody's Corp.	270,000	46,742
MSCI, Inc.	200,000	36,944
S&P Global, Inc.	61,211	12,265
		118,190
Insurance - 0.4%
Progressive Corp.	132,733	9,676

TOTAL FINANCIALS		176,637

HEALTH CARE - 14.9%
Health Care Equipment & Supplies - 5.9%
DexCom, Inc. (a)	71,000	9,892
Edwards Lifesciences Corp. (a)	350,000	59,252
Intuitive Surgical, Inc. (a)	27,000	14,785
Masimo Corp. (a)	48,000	6,301
ResMed, Inc.	539,700	55,281
Teleflex, Inc.	24,010	6,959
		152,470
Health Care Providers & Services - 3.9%
Centene Corp. (a)	610,000	37,143
Covetrus, Inc. (a)	33,000	1,181
Elanco Animal Health, Inc. (b)	13,300	402
Wellcare Health Plans, Inc. (a)	248,000	62,888
		101,614
Life Sciences Tools & Services - 4.8%
Charles River Laboratories International, Inc. (a)	323,000	45,921
Mettler-Toledo International, Inc. (a)	62,100	42,285
Waters Corp. (a)	152,854	37,024
		125,230
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	529,400	8,910

TOTAL HEALTH CARE		388,224

INDUSTRIALS - 15.8%
Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	238,448	49,933
TransDigm Group, Inc. (a)	92,200	40,023
		89,956
Airlines - 0.4%
Alaska Air Group, Inc.	180,000	11,106
Commercial Services & Supplies - 3.4%
Cintas Corp.	190,000	39,254
Copart, Inc. (a)	522,000	30,626
KAR Auction Services, Inc.	412,900	19,468
		89,348
Electrical Equipment - 2.5%
AMETEK, Inc.	332,000	26,421
Fortive Corp.	467,583	38,141
		64,562
Industrial Conglomerates - 3.0%
ITT, Inc.	280,084	16,178
Roper Technologies, Inc.	194,700	63,015
		79,193
Machinery - 2.1%
IDEX Corp.	224,000	32,278
Toro Co.	331,000	22,700
		54,978
Professional Services - 0.9%
CoStar Group, Inc. (a)	12,689	5,806
Equifax, Inc.	159,000	17,412
		23,218

TOTAL INDUSTRIALS		412,361

INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 2.1%
Arista Networks, Inc. (a)	37,000	10,554
F5 Networks, Inc. (a)	262,000	44,053
		54,607
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	457,000	42,944
CDW Corp.	59,000	5,540
Keysight Technologies, Inc. (a)	45,428	3,835
		52,319
IT Services - 13.1%
Adyen BV (c)	1,400	1,051
Akamai Technologies, Inc. (a)	299,560	20,867
Alliance Data Systems Corp.	127,506	22,059
Broadridge Financial Solutions, Inc.	38,999	3,949
Fiserv, Inc. (a)	751,000	63,602
Global Payments, Inc.	263,663	34,376
Total System Services, Inc.	918,800	86,735
VeriSign, Inc. (a)	500,000	89,017
Worldpay, Inc. (a)	203,000	19,447
		341,103
Semiconductors & Semiconductor Equipment - 9.9%
Analog Devices, Inc.	347,000	37,115
Broadcom, Inc.	28,500	7,848
KLA-Tencor Corp.	302,900	34,982
Lam Research Corp.	261,000	45,959
NXP Semiconductors NV	200,000	18,264
ON Semiconductor Corp. (a)	2,780,066	59,716
Skyworks Solutions, Inc.	357,650	29,206
Xilinx, Inc.	199,178	24,957
		258,047
Software - 9.3%
Adobe, Inc. (a)	50,000	13,125
Black Knight, Inc. (a)	270,600	14,139
Cadence Design Systems, Inc. (a)	102,000	5,840
CDK Global, Inc.	175,000	10,152
Check Point Software Technologies Ltd. (a)	179,000	21,892
Citrix Systems, Inc.	585,000	61,718
Fortinet, Inc. (a)	99,200	8,610
Intuit, Inc.	44,000	10,874
LogMeIn, Inc.	24,200	1,922
Parametric Technology Corp. (a)	341,000	31,652
Red Hat, Inc. (a)	32,080	5,858
ServiceNow, Inc. (a)	20,700	4,956
Workday, Inc. Class A (a)	267,550	52,956
		243,694

TOTAL INFORMATION TECHNOLOGY		949,770

MATERIALS - 0.8%
Chemicals - 0.8%
Sherwin-Williams Co.	19,100	8,274
Westlake Chemical Corp.	173,700	12,136
		20,410
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Lifestyle Properties, Inc.	264,900	28,779
SBA Communications Corp. Class A (a)	79,999	14,445
		43,224
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	335,900	14,000
TOTAL COMMON STOCKS
(Cost $1,956,552)		2,543,547

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.44% (d)	53,785,514	53,796
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	19,165,883	19,168
TOTAL MONEY MARKET FUNDS
(Cost $72,962)		72,964
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,029,514)		2,616,511
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,203)
NET ASSETS - 100%		$2,608,308

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,051,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$336
Fidelity Securities Lending Cash Central Fund	9
Total	$345

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

February 28, 2019

XS7-QTLY-0419
1.968012.105

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 12.9%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	329,400	$18,749,448
Entertainment - 3.1%
Activision Blizzard, Inc.	1,266,100	53,353,454
Electronic Arts, Inc. (a)	409,100	39,183,598
Lions Gate Entertainment Corp.:
Class A (b)	22,700	350,715
Class B	20,200	296,738
Live Nation Entertainment, Inc. (a)	315,600	17,850,336
NetEase, Inc. ADR	54,600	12,187,812
Netflix, Inc. (a)	554,500	198,566,450
Nintendo Co. Ltd.	18,600	5,100,850
The Walt Disney Co.	400,300	45,169,852
		372,059,805
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	416,370	469,061,624
Class C (a)	222,656	249,356,908
CarGurus, Inc. Class A (a)	15,400	658,042
Facebook, Inc. Class A (a)	1,994,458	322,005,244
Match Group, Inc. (b)	56,400	3,123,432
Snap, Inc. Class A (a)(b)	1,162,197	11,389,531
Tencent Holdings Ltd.	306,500	13,125,327
Twitter, Inc. (a)	145,990	4,493,572
		1,073,213,680
Media - 0.2%
Comcast Corp. Class A	602,800	23,310,276
Turn, Inc. (Escrow) (a)(c)(d)	205,882	136,912
		23,447,188
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	724,100	52,287,261

TOTAL COMMUNICATION SERVICES		1,539,757,382

CONSUMER DISCRETIONARY - 19.8%
Auto Components - 0.0%
Garrett Motion, Inc. (a)(b)	33,950	568,323
Automobiles - 0.8%
Tesla, Inc. (a)(b)	315,400	100,890,152
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	16,900	10,267,257
Hyatt Hotels Corp. Class A	62,800	4,569,956
Marriott International, Inc. Class A	33,700	4,221,599
McDonald's Corp.	106,900	19,652,496
Planet Fitness, Inc. (a)	94,500	5,554,710
Sea Ltd. ADR (a)	290,600	6,247,900
Shake Shack, Inc. Class A (a)	44,200	2,437,188
Starbucks Corp.	593,200	41,678,232
YETI Holdings, Inc. (b)	125,000	2,998,750
Yum China Holdings, Inc.	329,000	13,725,880
Yum! Brands, Inc.	32,800	3,099,600
		114,453,568
Household Durables - 1.0%
iRobot Corp. (a)(b)	323,500	40,456,910
Roku, Inc. (a)	148,375	9,835,779
Roku, Inc. Class A (a)(b)	1,080,799	71,646,166
		121,938,855
Internet & Direct Marketing Retail - 9.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	294,300	53,865,729
Amazon.com, Inc. (a)	447,899	734,478,212
Ctrip.com International Ltd. ADR (a)	134,800	4,600,724
eBay, Inc.	254,700	9,462,105
Etsy, Inc. (a)	51,200	3,649,024
Expedia, Inc.	81,000	9,988,110
JD.com, Inc. sponsored ADR (a)	875,500	24,260,105
Ocado Group PLC (a)	387,100	5,311,434
The Booking Holdings, Inc. (a)	26,500	44,971,560
The Honest Co., Inc. (a)(c)(d)	9,496	98,663
Wayfair LLC Class A (a)	1,069,608	177,212,653
Zozo, Inc.	60,600	1,139,529
		1,069,037,848
Leisure Products - 0.1%
Callaway Golf Co.	490,600	8,443,226
Multiline Retail - 0.3%
Dollar General Corp.	72,900	8,635,734
Dollar Tree, Inc. (a)	287,300	27,675,609
Ollie's Bargain Outlet Holdings, Inc. (a)	47,200	4,163,984
Target Corp.	33,500	2,433,440
		42,908,767
Specialty Retail - 1.8%
Carvana Co. Class A (a)	127,200	5,706,192
Five Below, Inc. (a)	25,200	3,032,820
Home Depot, Inc.	516,600	95,643,324
L Brands, Inc.	31,300	818,182
Lowe's Companies, Inc.	397,110	41,732,290
RH (a)(b)	282,144	43,334,497
TJX Companies, Inc.	391,600	20,085,164
		210,352,469
Textiles, Apparel & Luxury Goods - 5.8%
adidas AG	739,291	179,617,639
Allbirds, Inc. (c)(d)	16,248	890,972
Canada Goose Holdings, Inc. (a)	375,571	21,393,520
Kering SA	26,265	14,343,047
lululemon athletica, Inc. (a)	2,056,820	309,386,864
NIKE, Inc. Class B	593,100	50,846,463
Rubius Therapeutics, Inc. (e)	461,018	7,320,966
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,475,910	83,264,853
Tory Burch LLC (a)(c)(d)(f)	248,840	13,857,900
Under Armour, Inc. Class C (non-vtg.) (a)	214,559	4,308,345
VF Corp.	103,600	9,050,496
		694,281,065

TOTAL CONSUMER DISCRETIONARY		2,362,874,273

CONSUMER STAPLES - 4.5%
Beverages - 2.0%
Fever-Tree Drinks PLC	457,702	16,257,416
Keurig Dr. Pepper, Inc.	1,270,400	31,950,560
Monster Beverage Corp. (a)	1,700,600	108,549,298
PepsiCo, Inc.	151,600	17,531,024
The Coca-Cola Co.	1,369,100	62,074,994
		236,363,292
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	229,600	50,222,704
Kroger Co.	1,819,000	53,351,270
		103,573,974
Food Products - 0.3%
Darling International, Inc. (a)	142,100	3,123,358
Lamb Weston Holdings, Inc.	207,900	14,409,549
Mondelez International, Inc.	290,600	13,704,696
The Hershey Co.	41,700	4,615,356
The Kraft Heinz Co.	13,700	454,703
		36,307,662
Household Products - 0.2%
Church & Dwight Co., Inc.	204,600	13,462,680
Colgate-Palmolive Co.	84,100	5,539,667
Kimberly-Clark Corp.	24,500	2,862,335
		21,864,682
Personal Products - 0.4%
Coty, Inc. Class A	1,522,400	16,746,400
Godrej Consumer Products Ltd.	105,996	1,006,767
Herbalife Nutrition Ltd. (a)	444,700	24,947,670
Unilever NV (Certificaten Van Aandelen) (Bearer)	180,400	9,770,034
		52,470,871
Tobacco - 0.7%
Altria Group, Inc.	1,555,600	81,528,996
JUUL Labs, Inc. Class A (c)(d)	13,297	3,580,217
Philip Morris International, Inc.	25,900	2,251,746
		87,360,959

TOTAL CONSUMER STAPLES		537,941,440

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Baker Hughes, a GE Co. Class A	475,200	12,535,776
Halliburton Co.	84,200	2,584,098
		15,119,874
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	11,800	513,300
Cabot Oil & Gas Corp.	534,000	13,147,080
Concho Resources, Inc.	6,500	715,000
Continental Resources, Inc. (a)	33,900	1,512,279
Devon Energy Corp.	31,700	935,467
EOG Resources, Inc.	447,300	42,046,200
Hess Corp.	432,500	25,020,125
Noble Energy, Inc.	362,100	8,020,515
Occidental Petroleum Corp.	99,500	6,581,925
PDC Energy, Inc. (a)	106,638	3,953,071
Pioneer Natural Resources Co.	121,293	17,096,248
Range Resources Corp.	400,300	4,283,210
Reliance Industries Ltd.	1,429,331	24,838,762
Southwestern Energy Co. (a)	163,100	689,913
Valero Energy Corp.	136,500	11,132,940
		160,486,035

TOTAL ENERGY		175,605,909

FINANCIALS - 2.2%
Banks - 0.8%
Bank of America Corp.	453,300	13,181,964
HDFC Bank Ltd. sponsored ADR	338,311	34,210,008
JPMorgan Chase & Co.	354,100	36,953,876
Signature Bank	18,200	2,470,832
Wells Fargo & Co.	130,100	6,490,689
		93,307,369
Capital Markets - 1.1%
BlackRock, Inc. Class A	70,100	31,069,722
Charles Schwab Corp.	1,710,600	78,704,706
Edelweiss Financial Services Ltd.	1,812,587	3,499,030
T. Rowe Price Group, Inc.	105,100	10,555,193
		123,828,651
Consumer Finance - 0.3%
American Express Co.	312,700	33,690,298
Discover Financial Services	36,958	2,646,562
		36,336,860
Diversified Financial Services - 0.0%
Neon Therapeutics, Inc. (e)	268,754	1,674,337
Insurance - 0.0%
Hiscox Ltd.	86,900	1,843,004

TOTAL FINANCIALS		256,990,221

HEALTH CARE - 18.9%
Biotechnology - 12.6%
AbbVie, Inc.	347,784	27,558,404
ACADIA Pharmaceuticals, Inc. (a)(b)	2,121,687	56,224,706
Agios Pharmaceuticals, Inc. (a)(b)	714,352	46,340,014
Alexion Pharmaceuticals, Inc. (a)	360,200	48,745,866
Alkermes PLC (a)	1,643,059	54,664,573
Allakos, Inc. (a)	36,400	1,454,544
Allogene Therapeutics, Inc. (b)	232,807	7,377,654
Allogene Therapeutics, Inc.	80,261	2,416,298
Alnylam Pharmaceuticals, Inc. (a)	1,434,178	121,905,130
Amgen, Inc.	306,000	58,164,480
AnaptysBio, Inc. (a)	147,900	10,185,873
Argenx SE ADR (a)	30,658	4,086,405
Array BioPharma, Inc. (a)	1,440,400	33,042,776
aTyr Pharma, Inc. (a)	398,874	191,460
BeiGene Ltd.	454,500	4,846,224
BeiGene Ltd. ADR (a)(b)	649,436	89,005,204
Biogen, Inc. (a)	90,700	29,750,507
bluebird bio, Inc. (a)(b)	762,465	118,349,817
Blueprint Medicines Corp. (a)	125,000	10,273,750
Calyxt, Inc. (a)	460,500	7,381,815
Celgene Corp. (a)	238,100	19,790,872
Cellectis SA sponsored ADR (a)	290,045	5,186,005
Cibus Corp. Series C (c)(d)(f)	1,142,857	1,245,714
Coherus BioSciences, Inc. (a)	306,292	4,392,227
Constellation Pharmaceuticals, Inc.	50,600	511,060
Constellation Pharmaceuticals, Inc. (e)	83,878	847,168
Crinetics Pharmaceuticals, Inc. (a)	52,200	1,247,580
CytomX Therapeutics, Inc. (a)	316,743	3,553,856
CytomX Therapeutics, Inc. (a)(e)	207,739	2,330,832
Denali Therapeutics, Inc. (a)(b)	168,800	3,673,088
Evelo Biosciences, Inc. (b)	179,200	1,575,168
Evelo Biosciences, Inc. (e)	230,736	2,028,169
Exact Sciences Corp. (a)	79,600	7,243,600
Exelixis, Inc. (a)	2,584,984	57,877,792
Fate Therapeutics, Inc. (a)	800,173	12,570,718
Five Prime Therapeutics, Inc.(a)	418,500	4,846,230
Global Blood Therapeutics, Inc. (a)	435,100	22,842,750
Heron Therapeutics, Inc. (a)	154,251	4,083,024
Homology Medicines, Inc. (a)(b)	102,300	3,015,804
Homology Medicines, Inc. (e)	182,088	5,367,954
Intellia Therapeutics, Inc. (a)(b)	175,138	2,667,352
Intercept Pharmaceuticals, Inc. (a)	43,000	4,288,820
Ionis Pharmaceuticals, Inc. (a)	2,165,279	153,713,156
Ironwood Pharmaceuticals, Inc. Class A (a)	1,280,956	18,240,813
Jounce Therapeutics, Inc. (a)	36,200	161,090
Kaleido Biosciences, Inc. (a)	96,000	1,366,080
Kaleido Biosciences, Inc.	106,348	1,361,999
Kiniksa Pharmaceuticals Ltd. (e)	90,238	1,619,772
Lexicon Pharmaceuticals, Inc. (a)(b)	1,783,077	9,485,970
Macrogenics, Inc. (a)	115,400	2,308,000
Mirati Therapeutics, Inc. (a)	72,800	5,299,840
Moderna, Inc.	1,479,140	30,085,708
Moderna, Inc. (b)	225,000	5,085,000
Momenta Pharmaceuticals, Inc. (a)	1,803,395	25,409,836
Principia Biopharma, Inc.	53,800	1,905,596
Protagonist Therapeutics, Inc. (a)	263,400	2,112,468
Prothena Corp. PLC (a)	395,377	5,298,052
Regeneron Pharmaceuticals, Inc. (a)	174,200	75,034,908
Rigel Pharmaceuticals, Inc. (a)	3,315,812	7,261,628
Rubius Therapeutics, Inc. (b)	422,500	6,709,300
Sage Therapeutics, Inc. (a)	668,934	106,527,740
Sarepta Therapeutics, Inc. (a)	45,600	6,577,344
Scholar Rock Holding Corp.	159,849	2,976,388
Seres Therapeutics, Inc. (a)(b)	514,837	3,155,951
Seres Therapeutics, Inc. (a)(e)	142,139	871,312
Sienna Biopharmaceuticals, Inc. (a)(b)	465,448	1,186,892
Sienna Biopharmaceuticals, Inc. (a)(e)	155,108	395,525
Spark Therapeutics, Inc. (a)	181,400	20,552,620
Synthorx, Inc.	105,600	2,102,496
Syros Pharmaceuticals, Inc. (a)	513,060	3,483,677
Syros Pharmaceuticals, Inc. (a)(e)	301,001	2,043,797
Translate Bio, Inc. (e)	518,118	5,284,804
Translate Bio, Inc.	116,200	1,185,240
Ultragenyx Pharmaceutical, Inc. (a)	164,200	10,531,788
uniQure B.V. (a)	252,700	13,643,273
UNITY Biotechnology, Inc. (e)	308,360	3,083,600
UNITY Biotechnology, Inc. (b)	289,600	2,896,000
Vertex Pharmaceuticals, Inc. (a)	126,000	23,782,500
Wuxi Biologics (Cayman), Inc. (a)(e)	1,124,000	10,667,601
Xencor, Inc. (a)	392,000	11,893,280
Zai Lab Ltd. ADR (a)	511,715	14,747,626
		1,503,199,953
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	204,221	15,851,634
Align Technology, Inc. (a)	23,034	5,965,115
Boston Scientific Corp. (a)	588,500	23,610,620
Danaher Corp.	423,600	53,805,672
DexCom, Inc. (a)	254,200	35,417,686
Genmark Diagnostics, Inc. (a)	550,700	4,234,883
Insulet Corp. (a)	527,520	49,539,403
Intuitive Surgical, Inc. (a)	134,821	73,829,328
Novocure Ltd. (a)	1,156,900	62,137,099
Novocure Ltd. (a)(e)	149,451	8,027,013
Penumbra, Inc. (a)	298,792	39,939,527
Presbia PLC (a)	443,695	260,893
Wright Medical Group NV (a)	254,700	7,974,657
		380,593,530
Health Care Providers & Services - 0.9%
Centene Corp. (a)	98,400	5,991,576
G1 Therapeutics, Inc. (a)	99,900	1,844,154
Humana, Inc.	17,000	4,845,680
Laboratory Corp. of America Holdings (a)	31,200	4,625,088
Notre Dame Intermedica Participacoes SA	414,900	3,669,443
OptiNose, Inc. (a)(b)	459,375	3,408,563
OptiNose, Inc. (e)	301,785	2,239,245
UnitedHealth Group, Inc.	312,400	75,669,528
		102,293,277
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	777,600	2,480,544
Teladoc Health, Inc. (a)(b)	105,300	6,777,108
		9,257,652
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	13,262	4,147,956
Thermo Fisher Scientific, Inc.	42,200	10,953,854
		15,101,810
Pharmaceuticals - 2.0%
Adimab LLC (a)(c)(d)(f)	762,787	32,044,682
Akcea Therapeutics, Inc. (a)(b)	1,519,139	51,696,300
Bristol-Myers Squibb Co.	273,600	14,134,176
Intra-Cellular Therapies, Inc. (a)	1,033,406	14,074,990
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	45,400	487,629
Kolltan Pharmaceuticals, Inc. rights (a)(d)	1,692,030	17
MyoKardia, Inc. (a)	461,100	20,680,335
Nektar Therapeutics (a)	1,652,664	66,998,998
Rhythm Pharmaceuticals, Inc. (a)	114,300	3,278,124
RPI International Holdings LP (a)(c)(d)	35,220	5,463,326
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	693,082
The Medicines Company (a)	633,523	15,629,012
Theravance Biopharma, Inc. (a)	347,148	8,425,282
		233,605,953

TOTAL HEALTH CARE		2,244,052,175

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	114,800	35,520,268
Northrop Grumman Corp.	14,600	4,233,416
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	25,587,834
The Boeing Co.	192,300	84,604,308
United Technologies Corp.	117,400	14,753,658
		164,699,484
Air Freight & Logistics - 0.2%
FedEx Corp.	22,800	4,126,800
United Parcel Service, Inc. Class B	236,500	26,062,300
		30,189,100
Airlines - 1.1%
Azul SA sponsored ADR (a)	140,500	4,182,685
Delta Air Lines, Inc.	203,100	10,069,698
JetBlue Airways Corp. (a)	1,199,400	20,029,980
Ryanair Holdings PLC sponsored ADR (a)	124,010	9,243,705
Southwest Airlines Co.	554,100	31,051,764
Spirit Airlines, Inc. (a)	116,300	6,541,875
United Continental Holdings, Inc. (a)	157,400	13,821,294
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(f)	1,843,115	2,764,673
Series C (a)(c)(d)(f)	670,590	1,005,885
Wizz Air Holdings PLC (a)(e)	765,173	30,862,720
		129,574,279
Building Products - 0.1%
Resideo Technologies, Inc. (a)	626,433	16,099,328
Electrical Equipment - 0.3%
AMETEK, Inc.	5,800	461,564
Eaton Corp. PLC	70,900	5,655,693
Emerson Electric Co.	129,100	8,798,165
Fortive Corp.	219,900	17,937,243
		32,852,665
Industrial Conglomerates - 0.8%
3M Co.	106,800	22,149,252
General Electric Co.	1,162,400	12,077,336
Honeywell International, Inc.	378,700	58,346,309
		92,572,897
Machinery - 0.8%
Aumann AG (b)(e)	5,913	170,161
Caterpillar, Inc.	227,000	31,176,180
Deere & Co.	125,800	20,636,232
Illinois Tool Works, Inc.	74,200	10,690,736
Ingersoll-Rand PLC	34,800	3,673,488
Wabtec Corp.	5,976	437,802
Xylem, Inc.	327,100	24,712,405
		91,497,004
Professional Services - 0.0%
CoStar Group, Inc. (a)	7,200	3,294,216
Road & Rail - 0.5%
Union Pacific Corp.	330,000	55,341,000

TOTAL INDUSTRIALS		616,119,973

INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	41,100	11,723,775
Infinera Corp. (a)	3,566,800	18,226,348
NETGEAR, Inc. (a)	565,154	20,260,771
Nokia Corp. sponsored ADR (b)	1,662,500	10,124,625
Quantenna Communications, Inc. (a)	20,800	377,520
		60,713,039
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc.	1,541,357	6,674,076
Cognex Corp.	12,000	640,800
IPG Photonics Corp. (a)	4,800	744,144
TE Connectivity Ltd.	24,700	2,027,623
Trimble, Inc. (a)	455,200	18,212,552
		28,299,195
Internet Software & Services - 0.1%
Farfetch Ltd. Class A (b)	285,200	6,987,400
IT Services - 5.9%
Actua Corp. (d)	546,564	349,801
Cognizant Technology Solutions Corp. Class A	243,400	17,276,532
Elastic NV (b)	11,000	996,160
IBM Corp.	22,300	3,080,299
MasterCard, Inc. Class A	582,300	130,883,571
MongoDB, Inc. Class A (a)	29,500	2,996,020
Okta, Inc. (a)	51,200	4,345,856
PayPal Holdings, Inc. (a)	1,455,200	142,711,464
Shopify, Inc. Class A (a)	913,649	173,072,246
Square, Inc. (a)	809,400	65,755,656
Visa, Inc. Class A	1,034,300	153,200,516
Wix.com Ltd. (a)	137,207	14,989,865
		709,657,986
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	2,438,500	57,377,905
Applied Materials, Inc.	101,300	3,883,842
ASML Holding NV	91,300	16,696,031
Broadcom, Inc.	61,236	16,861,945
Cirrus Logic, Inc. (a)	216,800	8,700,184
Cree, Inc. (a)	321,866	17,512,729
Intel Corp.	17,800	942,688
KLA-Tencor Corp.	60,600	6,998,694
Marvell Technology Group Ltd.	404,900	8,077,755
Micron Technology, Inc. (a)	166,400	6,802,432
NVIDIA Corp.	3,478,200	536,547,132
Silicon Laboratories, Inc. (a)	869,782	70,469,738
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	319,900	12,492,095
Texas Instruments, Inc.	410,400	43,412,112
Xilinx, Inc.	92,900	11,640,370
		818,415,652
Software - 13.7%
2U, Inc. (a)	198,080	14,598,496
Adobe, Inc. (a)	428,300	112,428,750
Aspen Technology, Inc. (a)	59,300	5,972,103
Atlassian Corp. PLC (a)	116,700	12,542,916
Autodesk, Inc. (a)	394,700	64,340,047
Avalara, Inc.	14,849	775,266
Black Knight, Inc. (a)	139,300	7,278,425
Cadence Design Systems, Inc. (a)	76,200	4,362,450
Coupa Software, Inc. (a)	100,400	9,456,676
DocuSign, Inc.	16,200	893,430
Domo, Inc. (e)	40,872	1,417,850
HubSpot, Inc. (a)	432,300	72,790,674
Intuit, Inc.	140,600	34,746,478
Microsoft Corp.	3,439,192	385,292,680
New Relic, Inc. (a)	61,246	6,476,765
Nutanix, Inc. Class A (a)	2,391,951	119,812,826
Oracle Corp.	258,800	13,491,244
Parametric Technology Corp. (a)	509,300	47,273,226
Paylocity Holding Corp. (a)	33,000	2,889,810
Pluralsight, Inc.	61,800	2,009,118
Proofpoint, Inc. (a)	117,200	13,840,148
Q2 Holdings, Inc. (a)	59,900	4,122,318
Red Hat, Inc. (a)	889,200	162,367,920
RingCentral, Inc. (a)	17,300	1,821,517
Salesforce.com, Inc. (a)	2,731,142	446,951,388
Smartsheet, Inc.	20,800	795,392
Tenable Holdings, Inc.	19,900	620,482
Zendesk, Inc. (a)	557,800	44,077,356
Zscaler, Inc. (a)(b)	777,700	38,636,136
		1,632,081,887
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	2,910,365	503,929,700
NetApp, Inc.	91,700	5,978,840
Pure Storage, Inc. Class A (a)	2,438,678	49,944,125
Samsung Electronics Co. Ltd.	270,913	10,855,776
		570,708,441

TOTAL INFORMATION TECHNOLOGY		3,826,863,600

MATERIALS - 0.4%
Chemicals - 0.3%
CF Industries Holdings, Inc.	358,200	15,116,040
DowDuPont, Inc.	201,505	10,726,111
LG Chemical Ltd.	31,711	11,002,351
The Mosaic Co.	68,100	2,129,487
		38,973,989
Metals & Mining - 0.1%
Barrick Gold Corp. (Canada)	437,700	5,521,350

TOTAL MATERIALS		44,495,339

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	185,600	32,693,440
Ant International Co. Ltd. Class C (c)(d)	419,242	2,653,802
		35,347,242
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (e)	58,000	4,208,954
TOTAL COMMON STOCKS
(Cost $6,092,526,765)		11,644,256,508

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	259,647
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(f)	17,731	2,875,614
Neutron Holdings, Inc. Series D (c)(d)	5,678,726	1,377,091
Topgolf International, Inc. Series F (a)(c)(d)	234,069	2,958,632
		7,211,337
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	37,935	822,670
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	856,368
Series D (a)(c)(d)	19,064	872,369
		2,551,407
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	776,112	11,207,197
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	6,413	351,662
Series B (c)(d)	1,127	61,800
Series C (c)(d)	10,767	590,417
ORIC Pharmaceuticals, Inc. Series C (a)(c)(d)	316,667	943,668
		1,947,547
TOTAL CONSUMER DISCRETIONARY		22,917,488
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc. Series H (c)(d)	168,337	2,195,114
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	338,565	1,838,408
Tobacco - 0.0%
JUUL Labs, Inc. Series E (c)(d)	6,648	1,789,974
TOTAL CONSUMER STAPLES		5,823,496
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	264,037	2,476,086
HEALTH CARE - 0.4%
Biotechnology - 0.3%
10X Genomics, Inc.:
Series C (a)(c)(d)	715,467	9,107,895
Series D (c)(d)	100,390	1,277,965
23andMe, Inc. Series F (a)(c)(d)	164,720	3,182,390
Axcella Health, Inc.:
Series C (a)(c)(d)	111,581	1,246,360
Series E (c)(d)	120,735	1,348,610
BioNTech AG Series A (a)(c)(d)	25,199	7,276,288
Fulcrum Therapeutics, Inc. Series B (c)(d)	614,195	1,154,687
Generation Bio Series B (c)(d)	224,243	2,038,369
Immunocore Ltd. Series A (a)(c)(d)	18,504	2,389,485
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	4,713,039
		33,735,088
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (a)(c)	83,221	1,273,281
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	783,663	5,599,883
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	595,008
Series B 8.00% (a)(c)(d)	532,720	1,933,774
Series C, 8.00% (a)(c)(d)	648,255	2,353,166
		4,881,948
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	4,910	2,065,588
Harmony Biosciences II, Inc. Series A (a)(c)(d)	2,550,636	2,550,636
Nohla Therapeutics, Inc. Series B (c)(d)	3,126,919	31
		4,616,255
TOTAL HEALTH CARE		50,106,455
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	10,032,282
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	6,535,560
TOTAL INDUSTRIALS		16,567,842
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.0%
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	4,234,440
Series C (a)(c)(d)	1,339,018	1,914,796
		6,149,236
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	202,327
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	95,571
		297,898
Software - 0.8%
Bird Rides, Inc. Series C (c)(d)	117,022	1,374,482
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	560,425	6,164,675
Dataminr, Inc. Series D (a)(c)(d)	442,241	10,109,629
Lyft, Inc. Series I (c)(d)	226,423	11,253,223
Outset Medical, Inc.:
Series C (a)(c)(d)	382,862	1,190,701
Series D (c)(d)	373,580	1,161,834
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	7,009,660
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	1,095,852	53,444,702
Series E, 8.00% (a)(c)(d)	51,852	2,528,822
		94,237,728
TOTAL INFORMATION TECHNOLOGY		100,684,862

TOTAL CONVERTIBLE PREFERRED STOCKS		198,835,876

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	3,445	188,909
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	381,200	5,462,596
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	921,500	8,643,011
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	130,754	861,669
Class B (c)(d)	85,345	562,424
		1,424,093
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	13,511	5,683,943
TOTAL HEALTH CARE		7,108,036

TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,402,552

TOTAL PREFERRED STOCKS
(Cost $164,062,336)		220,238,428
	Principal Amount	Value

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21(c)(d)
(Cost $614,446)	614,446	614,749
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.44% (g)	40,588,306	40,596,424
Fidelity Securities Lending Cash Central Fund 2.45% (g)(h)	399,091,445	399,131,354
TOTAL MONEY MARKET FUNDS
(Cost $439,727,778)		439,727,778
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $6,696,931,325)		12,304,837,463
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(393,556,696)
NET ASSETS - 100%		$11,911,280,767

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $296,078,150 or 2.5% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,461,780 or 0.8% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
10X Genomics, Inc. Series D	4/10/18	$960,732
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Agbiome LLC Series C	6/29/18	$2,144,369
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc.	10/9/18	$188,909
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppNexus, Inc. Series E (Escrow)	8/1/14	$378,005
Axcella Health, Inc. Series C	8/11/17	$1,124,736
Axcella Health, Inc. Series E	11/30/18	$1,348,610
BioNTech AG Series A	12/29/17	$5,518,798
Bird Rides, Inc. Series C	12/21/18	$1,374,482
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Cibus Corp. Series C	2/16/18	$2,400,000
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$4,486,263
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Fulcrum Therapeutics, Inc. Series B	8/24/18	$1,228,390
Generation Bio Series B	2/21/18	$2,050,859
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
Lyft, Inc. Series I	6/27/18	$10,722,012
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$2,433,492
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neutron Holdings, Inc. Series D	1/25/19	$1,377,091
Nohla Therapeutics, Inc. Series B	5/1/18	$1,426,000
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$950,001
Outset Medical, Inc. Series C	4/19/17	$992,187
Outset Medical, Inc. Series D	8/20/18	$1,161,834
Peloton Interactive, Inc. Series E	3/31/17	$4,202,996
Reddit, Inc. Series B	7/26/17	$538,544
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Shockwave Medical, Inc. Series C	9/27/17	$1,025,439
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,704,966
Turn, Inc. (Escrow)	4/11/17	$123,537
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
Wheels Up Partners Holdings LLC Series C	6/22/17	$2,092,241
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727
Yumanity Holdings LLC Class B	6/19/18	$714,338

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$254,209
Fidelity Securities Lending Cash Central Fund	1,121,982
Total	$1,376,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,540,017,029	$1,521,394,293	$18,226,177	$396,559
Consumer Discretionary	2,385,980,670	2,348,026,738	--	37,953,932
Consumer Staples	543,764,936	524,591,189	9,770,034	9,403,713
Energy	181,068,505	181,068,505	--	--
Financials	268,109,318	265,633,232	--	2,476,086
Health Care	2,301,266,666	2,170,741,349	35,137,286	95,388,031
Industrials	632,687,815	586,761,581	--	45,926,234
Information Technology	3,927,548,462	3,826,513,799	--	101,034,663
Materials	44,495,339	44,495,339	--	--
Real Estate	35,347,242	32,693,440	--	2,653,802
Utilities	4,208,954	4,208,954	--	--
Preferred Securities	614,749	--	--	614,749
Money Market Funds	439,727,778	439,727,778	--	--
Total Investments in Securities:	$12,304,837,463	$11,945,856,197	$63,133,497	$295,847,769

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Health Care
Beginning Balance	$ 130,958,638
Net Realized Gain (Loss) on Investment Securities	22,000
Net Unrealized Gain (Loss) on Investment Securities	(8,560,416)
Cost of Purchases	39,250
Proceeds of Sales	(25,927,191)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,144,250)
Ending Balance	$ 95,388,031
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$(1,744,574)
Other Investments in Securities
Beginning Balance	$ 187,627,672
Net Realized Gain (Loss) on Investment Securities	15,000
Net Unrealized Gain (Loss) on Investment Securities	12,388,865
Cost of Purchases	3,415,294
Proceeds of Sales	(2,987,093)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$200,459,738
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$12,388,865

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$614,446	Market approach	Transaction price	$100.00	Increase
Equities	$295,233,020	Recovery value	Recovery value	0.0% - 1.0% / 0.7%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.8 - 11.7 / 4.5	Increase
			Transaction price	$1.00 - $411.85 / $172.29	Increase
			Liquidity preference	$14.90 - $45.76 / $20.62	Increase
			Discount rate	2.8% - 76.0% / 43.6%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 13.4%	Decrease
			Proxy discount	0.6% - 26.8% / 8.7%	Decrease
			Premium rate	6.0%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	2.0%	Increase
		Market approach	Transaction price	$0.24 - $269.25 / $77.28	Increase
			Conversion ratio	1.6	Increase
		Discount cash flow	Discount rate	8.0% - 25.0% / 11.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	3.0% - 3.5% / 3.5%	Increase
			Probablity rate	6.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

February 28, 2019

FEGK6-QTLY-0419
1.9883993.101

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Entertainment - 3.2%
Electronic Arts, Inc. (a)	7,300	$699,194
Live Nation Entertainment, Inc. (a)	27,200	1,538,432
Take-Two Interactive Software, Inc. (a)	21,300	1,858,638
		4,096,264
Interactive Media & Services - 0.5%
TripAdvisor, Inc. (a)	12,300	653,991

TOTAL COMMUNICATION SERVICES		4,750,255

CONSUMER DISCRETIONARY - 12.2%
Distributors - 0.9%
Pool Corp.	7,000	1,116,780
Diversified Consumer Services - 1.4%
Service Corp. International	42,300	1,748,682
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	5,100	1,279,794
Planet Fitness, Inc. (a)	5,500	323,290
		1,603,084
Internet & Direct Marketing Retail - 0.8%
GrubHub, Inc. (a)(b)	13,300	1,085,014
Multiline Retail - 1.9%
Dollar General Corp.	20,400	2,416,584
Specialty Retail - 3.7%
Best Buy Co., Inc.	4,800	330,432
Burlington Stores, Inc. (a)	5,100	865,674
Ross Stores, Inc.	24,900	2,361,267
Ulta Beauty, Inc. (a)	3,600	1,124,964
		4,682,337
Textiles, Apparel & Luxury Goods - 2.3%
Carter's, Inc.	10,900	1,062,096
Deckers Outdoor Corp. (a)	400	59,180
VF Corp.	21,000	1,834,560
		2,955,836

TOTAL CONSUMER DISCRETIONARY		15,608,317

CONSUMER STAPLES - 4.2%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	21,500	1,064,035
Monster Beverage Corp. (a)	4,600	293,618
		1,357,653
Food Products - 1.2%
Lamb Weston Holdings, Inc.	1,800	124,758
The Hershey Co.	13,400	1,483,112
		1,607,870
Household Products - 1.1%
Clorox Co.	8,700	1,374,861
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	1,800	282,492
Herbalife Nutrition Ltd. (a)	13,900	779,790
		1,062,282

TOTAL CONSUMER STAPLES		5,402,666

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Marathon Petroleum Corp.	8,400	520,884
FINANCIALS - 6.8%
Banks - 1.8%
Citizens Financial Group, Inc.	51,300	1,895,022
Huntington Bancshares, Inc.	29,700	427,977
		2,322,999
Capital Markets - 4.6%
MarketAxess Holdings, Inc.	4,500	1,097,460
Moody's Corp.	13,100	2,267,872
MSCI, Inc.	10,200	1,884,144
S&P Global, Inc.	3,200	641,184
		5,890,660
Insurance - 0.4%
Progressive Corp.	6,800	495,720

TOTAL FINANCIALS		8,709,379

HEALTH CARE - 14.9%
Health Care Equipment & Supplies - 5.8%
DexCom, Inc. (a)	3,400	473,722
Edwards Lifesciences Corp. (a)	17,000	2,877,930
Intuitive Surgical, Inc. (a)	1,250	684,513
Masimo Corp. (a)	2,400	315,072
ResMed, Inc.	26,026	2,665,843
Teleflex, Inc.	1,200	347,808
		7,364,888
Health Care Providers & Services - 3.9%
Centene Corp. (a)	30,000	1,826,700
Covetrus, Inc. (a)	1,700	60,826
Wellcare Health Plans, Inc. (a)	12,200	3,093,676
		4,981,202
Life Sciences Tools & Services - 4.9%
Charles River Laboratories International, Inc. (a)	16,700	2,374,239
Mettler-Toledo International, Inc. (a)	3,000	2,042,730
Waters Corp. (a)	7,400	1,792,428
		6,209,397
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	27,000	454,410

TOTAL HEALTH CARE		19,009,897

INDUSTRIALS - 16.1%
Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	11,600	2,429,156
TransDigm Group, Inc. (a)	4,500	1,953,405
		4,382,561
Airlines - 0.4%
Alaska Air Group, Inc.	8,800	542,960
Commercial Services & Supplies - 3.5%
Cintas Corp.	9,500	1,962,700
Copart, Inc. (a)	25,300	1,484,351
KAR Auction Services, Inc.	19,800	933,570
		4,380,621
Electrical Equipment - 2.5%
AMETEK, Inc.	16,600	1,321,028
Fortive Corp.	22,600	1,843,482
		3,164,510
Industrial Conglomerates - 3.1%
ITT, Inc.	15,100	872,176
Roper Technologies, Inc.	9,600	3,107,040
		3,979,216
Machinery - 2.1%
IDEX Corp.	11,000	1,585,100
Toro Co.	16,500	1,131,570
		2,716,670
Professional Services - 1.0%
CoStar Group, Inc. (a)	1,000	457,530
Equifax, Inc.	7,800	854,178
		1,311,708

TOTAL INDUSTRIALS		20,478,246

INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 2.1%
Arista Networks, Inc. (a)	1,800	513,450
F5 Networks, Inc. (a)	12,600	2,118,564
		2,632,014
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	22,500	2,114,325
CDW Corp.	3,000	281,670
Keysight Technologies, Inc. (a)	2,350	198,364
		2,594,359
IT Services - 13.1%
Adyen BV (c)	100	75,072
Akamai Technologies, Inc. (a)	14,700	1,024,002
Alliance Data Systems Corp.	6,200	1,072,600
Broadridge Financial Solutions, Inc.	1,900	192,375
Fiserv, Inc. (a)	36,500	3,091,185
Global Payments, Inc.	12,800	1,668,864
Total System Services, Inc.	45,000	4,248,000
VeriSign, Inc. (a)	24,400	4,344,175
Worldpay, Inc. (a)	10,300	986,740
		16,703,013
Semiconductors & Semiconductor Equipment - 9.8%
Analog Devices, Inc.	17,100	1,829,016
Broadcom, Inc.	1,000	275,360
KLA-Tencor Corp.	14,900	1,720,801
Lam Research Corp.	12,700	2,236,343
NXP Semiconductors NV	9,900	904,068
ON Semiconductor Corp. (a)	136,200	2,925,576
Skyworks Solutions, Inc.	17,400	1,420,884
Xilinx, Inc.	9,800	1,227,940
		12,539,988
Software - 9.1%
Adobe, Inc. (a)	2,400	630,000
Black Knight, Inc. (a)	12,878	672,876
Cadence Design Systems, Inc. (a)	5,000	286,250
CDK Global, Inc.	8,600	498,886
Check Point Software Technologies Ltd. (a)	8,700	1,064,010
Citrix Systems, Inc.	28,600	3,017,300
Fortinet, Inc. (a)	4,800	416,592
Intuit, Inc.	1,800	444,834
LogMeIn, Inc.	1,200	95,328
Parametric Technology Corp. (a)	16,700	1,550,094
ServiceNow, Inc. (a)	1,000	239,440
Workday, Inc. Class A (a)	13,500	2,672,055
		11,587,665

TOTAL INFORMATION TECHNOLOGY		46,057,039

MATERIALS - 0.8%
Chemicals - 0.8%
Sherwin-Williams Co.	900	389,880
Westlake Chemical Corp.	8,328	581,877
		971,757
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Lifestyle Properties, Inc.	13,100	1,423,184
SBA Communications Corp. Class A (a)	4,000	722,240
		2,145,424
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	16,800	700,224
TOTAL COMMON STOCKS
(Cost $105,974,564)		124,354,088

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.44% (d)	2,573,994	2,574,509
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	190,881	190,900
TOTAL MONEY MARKET FUNDS
(Cost $2,765,409)		2,765,409
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $108,739,973)		127,119,497
NET OTHER ASSETS (LIABILITIES) - 0.3%		440,357
NET ASSETS - 100%		$127,559,854

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,072 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,802
Fidelity Securities Lending Cash Central Fund	368
Total	$17,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Growth Fund

February 28, 2019

ZDG-QTLY-0419
1.9881577.101

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Entertainment - 3.2%
Electronic Arts, Inc. (a)	700	$67,046
Live Nation Entertainment, Inc. (a)	2,600	147,056
Take-Two Interactive Software, Inc. (a)	2,150	187,609
		401,711
Interactive Media & Services - 0.6%
TripAdvisor, Inc. (a)	1,399	74,385

TOTAL COMMUNICATION SERVICES		476,096

CONSUMER DISCRETIONARY - 11.7%
Distributors - 0.9%
Pool Corp.	700	111,678
Diversified Consumer Services - 1.4%
Service Corp. International	4,300	177,762
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	500	125,470
Planet Fitness, Inc. (a)	400	23,512
		148,982
Internet & Direct Marketing Retail - 0.8%
GrubHub, Inc. (a)	1,300	106,054
Multiline Retail - 1.9%
Dollar General Corp.	1,990	235,735
Specialty Retail - 3.3%
Best Buy Co., Inc.	450	30,978
Burlington Stores, Inc. (a)	350	59,409
Ross Stores, Inc.	2,400	227,592
Ulta Beauty, Inc. (a)	340	106,247
		424,226
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.	1,000	97,440
Deckers Outdoor Corp. (a)	40	5,918
VF Corp.	2,000	174,720
		278,078

TOTAL CONSUMER DISCRETIONARY		1,482,515

CONSUMER STAPLES - 3.8%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	2,000	98,980
Monster Beverage Corp. (a)	200	12,766
		111,746
Food Products - 1.1%
The Hershey Co.	1,300	143,884
Household Products - 1.0%
Clorox Co.	800	126,424
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	180	28,249
Herbalife Nutrition Ltd. (a)	1,300	72,930
		101,179

TOTAL CONSUMER STAPLES		483,233

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Marathon Petroleum Corp.	700	43,407
FINANCIALS - 6.6%
Banks - 1.8%
Citizens Financial Group, Inc.	5,100	188,394
Huntington Bancshares, Inc.	3,140	45,247
		233,641
Capital Markets - 4.4%
MarketAxess Holdings, Inc.	440	107,307
Moody's Corp.	1,270	219,862
MSCI, Inc.	950	175,484
S&P Global, Inc.	300	60,111
		562,764
Insurance - 0.4%
Progressive Corp.	650	47,385

TOTAL FINANCIALS		843,790

HEALTH CARE - 14.4%
Health Care Equipment & Supplies - 5.5%
DexCom, Inc. (a)	350	48,766
Edwards Lifesciences Corp. (a)	1,600	270,864
Intuitive Surgical, Inc. (a)	130	71,189
Masimo Corp. (a)	220	28,882
ResMed, Inc.	2,400	245,832
Teleflex, Inc.	120	34,781
		700,314
Health Care Providers & Services - 3.8%
Centene Corp. (a)	2,900	176,581
Wellcare Health Plans, Inc. (a)	1,220	309,368
		485,949
Life Sciences Tools & Services - 4.8%
Charles River Laboratories International, Inc. (a)	1,620	230,315
Mettler-Toledo International, Inc. (a)	300	204,273
Waters Corp. (a)	700	169,554
		604,142
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,650	44,600

TOTAL HEALTH CARE		1,835,005

INDUSTRIALS - 15.5%
Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	1,170	245,010
TransDigm Group, Inc. (a)	450	195,341
		440,351
Airlines - 0.4%
Alaska Air Group, Inc.	870	53,679
Commercial Services & Supplies - 3.2%
Cintas Corp.	900	185,940
Copart, Inc. (a)	2,550	149,609
KAR Auction Services, Inc.	1,400	66,010
		401,559
Electrical Equipment - 2.4%
AMETEK, Inc.	1,670	132,899
Fortive Corp.	2,200	179,454
		312,353
Industrial Conglomerates - 3.1%
ITT, Inc.	1,400	80,864
Roper Technologies, Inc.	960	310,704
		391,568
Machinery - 2.1%
IDEX Corp.	1,100	158,510
Toro Co.	1,560	106,985
		265,495
Professional Services - 0.8%
CoStar Group, Inc. (a)	50	22,877
Equifax, Inc.	700	76,657
		99,534

TOTAL INDUSTRIALS		1,964,539

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 1.9%
Arista Networks, Inc. (a)	150	42,788
F5 Networks, Inc. (a)	1,200	201,768
		244,556
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	2,230	209,553
CDW Corp.	230	21,595
Keysight Technologies, Inc. (a)	220	18,570
		249,718
IT Services - 12.6%
Adyen BV (b)	3	2,252
Akamai Technologies, Inc. (a)	1,400	97,524
Alliance Data Systems Corp.	550	95,150
Broadridge Financial Solutions, Inc.	200	20,250
Fiserv, Inc. (a)	3,500	296,415
Global Payments, Inc.	1,200	156,456
Total System Services, Inc.	4,500	424,800
VeriSign, Inc. (a)	2,400	427,291
Worldpay, Inc. (a)	900	86,220
		1,606,358
Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices, Inc.	1,700	181,832
Broadcom, Inc.	100	27,536
KLA-Tencor Corp.	1,400	161,686
Lam Research Corp.	1,200	211,308
NXP Semiconductors NV	900	82,188
ON Semiconductor Corp. (a)	13,200	283,536
Skyworks Solutions, Inc.	1,650	134,739
Xilinx, Inc.	930	116,529
		1,199,354
Software - 8.8%
Adobe, Inc. (a)	200	52,500
Black Knight, Inc. (a)	1,300	67,925
Cadence Design Systems, Inc. (a)	500	28,625
CDK Global, Inc.	800	46,408
Check Point Software Technologies Ltd. (a)	750	91,725
Citrix Systems, Inc.	2,800	295,400
Fortinet, Inc. (a)	500	43,395
Intuit, Inc.	190	46,955
LogMeIn, Inc.	70	5,561
Parametric Technology Corp. (a)	1,600	148,512
ServiceNow, Inc. (a)	100	23,944
Workday, Inc. Class A (a)	1,320	261,268
		1,112,218

TOTAL INFORMATION TECHNOLOGY		4,412,204

MATERIALS - 0.8%
Chemicals - 0.8%
Sherwin-Williams Co.	90	38,988
Westlake Chemical Corp.	850	59,390
		98,378
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Equity Lifestyle Properties, Inc.	900	97,776
SBA Communications Corp. Class A (a)	400	72,224
		170,000
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	1,600	66,688
TOTAL COMMON STOCKS
(Cost $10,940,092)		11,875,855

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 2.44% (c)
(Cost $724,141)	724,006	724,151
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $11,664,233)		12,600,006
NET OTHER ASSETS (LIABILITIES) - 0.9%		114,684
NET ASSETS - 100%		$12,714,690

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,252 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,537
Total	$2,537

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019